                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co. LLC
            ------------------------------------------
Address:    210 Baronne Street, Suite 808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

 Form 13F File Number: 28-774
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George G. Villere
          --------------------------------------------
Title:    LLC Member
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ George G. Villere               New Orleans, LA               2/9/05
---------------------               ---------------               ------
    [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                              ----------------

Form 13F Information Table Entry Total:                    110
                                              ----------------

Form 13F Information Table Value Total:      $         782,664
                                              ----------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]
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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                  COLUMN 2          COLUMN 3       COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE OF                          VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER
 ISSUER                    CLASS              CUSIP        [x$1000]      PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP                 COM              784028 10 2   64,825    2,032,127 Sh             OTHER                 2,032,127
GARMIN LTD                    ORD              G37260 10 9   37,262      612,460 Sh             OTHER                   612,460
3-D SYS CORP DEL              COM NEW          88554D 20 5   35,492    1,785,324 Sh             OTHER                 1,785,324
COOPER COS INC                COM NEW          216648 40 2   35,246      499,312 Sh             OTHER                   499,312
LABONE INC NEW                COM              50540L 10 5   35,193    1,098,408 Sh             OTHER                 1,098,408
AMERICAN VANGUARD CORP        COM              030371 10 8   29,999      815,628 Sh             OTHER                   815,628
LUMINEX CORP DEL              COM              55027E 10 2   29,580    3,331,071 Sh             OTHER                 3,331,071
NOBLE INTL LTD                COM              655053 10 6   27,328    1,340,259 Sh             OTHER                 1,340,259
INTERNATIONAL RECTIFIER CORP  COM              460254 10 5   26,666      598,300 Sh             OTHER                   598,300
MARCUS CORP                   COM              566330 10 6   24,401      970,621 Sh             OTHER                   970,621
INPUT/OUTPUT INC              COM              457652 10 5   23,620    2,672,000 Sh             OTHER                 2,672,000
KANSAS CITY SOUTHERN          COM NEW          485170 30 2   23,470    1,323,766 Sh             OTHER                 1,323,766
EPIQ SYS INC                  COM              26882D 10 9   21,567    1,473,126 Sh             OTHER                 1,473,126
HENRY JACK & ASSOC INC        COM              426281 10 1   21,520    1,080,843 Sh             OTHER                 1,080,843
FIRST ST BANCORPORATION       COM              336453 10 5   19,331      525,857 Sh             OTHER                   525,857
STEWART ENTERPRISES INC       CL A             860370 10 5   18,848    2,696,394 Sh             OTHER                 2,696,394
LASERSCOPE                    COM              518081 10 4   18,230      509,600 Sh             OTHER                   509,600
NOVA CHEMICALS CORP           COM              66977W 10 9   17,473      369,400 Sh             OTHER                   369,400
WELLS FARGO & CO NEW          COM              949746 10 1   16,098      259,016 Sh             OTHER                   259,016
GULF ISLAND FABRICATION INC   COM              402307 10 2   15,954      730,837 Sh             OTHER                   730,837
CAREMARK RX INC               COM              141705 10 3   13,658      346,395 Sh             OTHER                   346,395
PETROLEUM HELICOPTERS INC     COM NON VTG      716604 20 2   12,395      489,923 Sh             OTHER                   489,923
O CHARLEYS INC                COM              670823 10 3   12,112      619,525 Sh             OTHER                   619,525
SOUTHWEST BANCORP INC OKLA    COM              844767 10 3   11,882      483,200 Sh             OTHER                   483,200
DELTA PETE CORP               COM NEW          247907 20 7   11,177      712,814 Sh             OTHER                   712,814
CAL MAINE FOODS INC           COM NEW          128030 20 2   10,605      877,206 Sh             OTHER                   877,206
O REILLY AUTOMOTIVE INC       COM              686091 10 9    9,143      202,950 Sh             OTHER                   202,950
DST SYS INC DEL               COM              233326 10 7    8,894      170,650 Sh             OTHER                   170,650
STONE ENERGY CORP             COM              861642 10 6    8,767      194,434 Sh             OTHER                   194,434
QUICKSILVER RESOURCES INC     COM              74837R 10 4    7,235      196,700 Sh             OTHER                   196,700
LEGGETT & PLATT INC           COM              524660 10 7    6,326      222,494 Sh             OTHER                   222,494
BANK OF AMERICA CORPORATION   COM              060505 10 4    6,011      127,916 Sh             OTHER                   127,916
IRWIN FINL CORP               COM              464119 10 6    5,840      205,700 Sh             OTHER                   205,700
CERNER CORP                   COM              156782 10 4    5,713      107,450 Sh             OTHER                   107,450
TIDEWATER INC                 COM              886423 10 2    5,689      159,761 Sh             OTHER                   159,761
CABOT CORP                    COM              127055 10 1    5,554      143,600 Sh             OTHER                   143,600
PETROLEUM HELICOPTERS INC     COM VTG          716604 10 3    5,546      215,147 Sh             OTHER                   215,147
US BANCORP DEL                COM NEW          902973 30 4    5,381      171,801 Sh             OTHER                   171,801
EXXON MOBIL CORP              COM              30231G 10 2    4,741       92,489 Sh             OTHER                    92,489
BLOCK H & R INC               COM              093671 10 5    4,491       91,648 Sh             OTHER                    91,648
WHITNEY HLDG CORP             COM              966612 10 3    4,455       99,032 Sh             OTHER                    99,032
COAST FINL HLDGS INC          COM              190354 10 0    4,417      252,400 Sh             OTHER                   252,400

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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                  COLUMN 2          COLUMN 3       COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE OF                          VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER
 ISSUER                    CLASS              CUSIP        [x$1000]      PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO         COM              46625H 10 0    4,003      102,626 Sh             OTHER                   102,626
HANCOCK HLDG CO               COM              410120 10 9    2,858       85,416 Sh             OTHER                    85,416
PFIZER INC                    COM              717081 10 3    2,410       89,614 Sh             OTHER                    89,614
CENTRAL GARDEN & PET CO       COM              153527 10 6    2,392       57,300 Sh             OTHER                    57,300
SCHLUMBERGER LTD              COM              806857 10 8    2,230       33,314 Sh             OTHER                    33,314
GENERAL ELEC CO               COM              369604 10 3    2,226       60,982 Sh             OTHER                    60,982
AMSOUTH BANCORPORATION        COM              032165 10 2    2,184       84,307 Sh             OTHER                    84,307
ST  PAUL TRAVELERS INC        COM              792860 10 8    2,122       57,235 Sh             OTHER                    57,235
SCOTTS CO                     CL A             810186 10 6    2,007       27,300 Sh             OTHER                    27,300
AMERICAN INTL GROUP INC       COM              026874 10 7    2,003       30,507 Sh             OTHER                    30,507
YELLOW ROADWAY CORP           COM              985577 10 5    1,827       32,800 Sh             OTHER                    32,800
KEYCORP NEW                   COM              493267 10 8    1,817       53,600 Sh             OTHER                    53,600
VITRAN INC                    COM              92850E 10 7    1,801      105,300 Sh             OTHER                   105,300
GENERAL CABLE CORP DEL NEW    COM              369300 10 8    1,787      129,000 Sh             OTHER                   129,000
CITIGROUP INC                 COM              172967 10 1    1,706       35,415 Sh             OTHER                    35,415
MARSH  & MCLENNAN COS INC     COM              571748 10 2    1,678       51,000 Sh             OTHER                    51,000
BIO RAD LABS INC              CL A             090572 20 7    1,446       25,200 Sh             OTHER                    25,200
OFFSHORE LOGISTICS INC        COM              676255 10 2    1,383       42,600 Sh             OTHER                    42,600
INSITUFORM TECHNOLOGIES INC   CL A             457667 10 3    1,372       60,500 Sh             OTHER                    60,500
MERGE TECHNOLOGIES INC        COM              589981 10 9    1,357       61,000 Sh             OTHER                    61,000
FEDERAL NATL MTG ASSN         COM              313586 10 9    1,321       18,550 Sh             OTHER                    18,550
DISNEY WALT CO                COM DISNEY       254687 10 6    1,294       46,550 Sh             OTHER                    46,550
CISCO SYS INC                 COM              17275R 10 2    1,161       60,076 Sh             OTHER                    60,076
HOME DEPOT INC                COM              437076 10 2    1,133       26,499 Sh             OTHER                    26,499
BELLSOUTH CORP                COM              079860 10 2    1,084       38,995 Sh             OTHER                    38,995
BP PLC                        SPONSORED ADR    055622 10 4    1,083       18,538 Sh             OTHER                    18,538
JOHNSON & JOHNSON             COM              478160 10 4    1,000       15,775 Sh             OTHER                    15,775
BRISTOL MYERS SQUIBB CO       COM              110122 10 8      985       38,436 Sh             OTHER                    38,436
VIACOM INC                    CL B             925524 30 8      956       26,280 Sh             OTHER                    26,280
AMEDISYS INC                  COM              023436 10 8      934       28,850 Sh             OTHER                    28,850
RF MONOLITHICS INC            COM              74955F 10 6      913      109,100 Sh             OTHER                   109,100
MCDONALDS CORP                COM              580135 10 1      891       27,800 Sh             OTHER                    27,800
COLGATE PALMOLIVE CO          COM              194162 10 3      879       17,185 Sh             OTHER                    17,185
PROCTER & GAMBLE CO           COM              742718 10 9      860       15,620 Sh             OTHER                    15,620
AFLAC INC                     COM              001055 10 2      787       19,745 Sh             OTHER                    19,745
MERCK & CO INC                COM              589331 10 7      746       23,199 Sh             OTHER                    23,199
ALLSTATE CORP                 COM              020002 10 1      679       13,132 Sh             OTHER                    13,132
CHEVRONTEXACO CORP            COM              166764 10 0      678       12,916 Sh             OTHER                    12,916
GRAINGER W W INC              COM              384802 10 4      666       10,000 Sh             OTHER                    10,000
GOLDMAN SACHS GROUP INC       COM              38141G 10 4      645        6,200 Sh             OTHER                     6,200
PNC FINL SVCS GROUP INC       COM              693475 10 5      638       11,102 Sh             OTHER                    11,102
PEOPLES FINL CORP MISS        COM              71103B 10 2      633       35,200 Sh             OTHER                    35,200

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

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                  COLUMN 2          COLUMN 3       COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE OF                          VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER
 ISSUER                    CLASS              CUSIP        [x$1000]      PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL CORP NEW    COM              7591EP 10 0      627       17,609 Sh             OTHER                    17,609
KIMBERLY CLARK CORP           COM              494368 10 3      626        9,516 Sh             OTHER                     9,516
WACHOVIA CORP 2ND NEW         COM              929903 10 2      608       11,558 Sh             OTHER                    11,558
MORGAN STANLEY                COM NEW          617446 44 8      594       10,704 Sh             OTHER                    10,704
DEVELOPERS DIVERSIFIED RLTY   COM              251591 10 3      577       13,000 Sh             OTHER                    13,000
WAL MART STORES INC           COM              931142 10 3      567       10,740 Sh             OTHER                    10,740
SECURITY BANK CORP            COM              814047 10 6      560       14,000 Sh             OTHER                    14,000
HIBERNIA CORP                 CL A             428656 10 2      542       18,368 Sh             OTHER                    18,368
TENET HEALTHCARE CORP         COM              88033G 10 0      426       38,800 Sh             OTHER                    38,800
PEPSICO INC                   COM              713448 10 8      425        8,145 Sh             OTHER                     8,145
SEARS ROEBUCK & CO            COM              812387 10 8      408        8,000 Sh             OTHER                     8,000
VERIZON COMMUNICATIONS        COM              92343V 10 4      396        9,783 Sh             OTHER                     9,783
FIRST DATA CORP               COM              319963 10 4      356        8,364 Sh             OTHER                     8,364
LINCARE HLDGS INC             COM              532791 10 0      352        8,248 Sh             OTHER                     8,248
NEENAH PAPER INC              COM              640079 10 9      335       10,286 Sh             OTHER                    10,286
MICROSOFT CORP                COM              594918 10 4      300       11,225 Sh             OTHER                    11,225
PPG INDS INC                  COM              693506 10 7      287        4,216 Sh             OTHER                     4,216
TOREADOR RES CORP             COM              891050 10 6      268       12,100 Sh             OTHER                    12,100
WAYPOINT FINL CORP            COM              946756 10 3      262        9,245 Sh             OTHER                     9,245
SHORE BANCSHARES INC          COM              825107 10 5      259        7,125 Sh             OTHER                     7,125
FEDERAL REALTY INVT TR        SH BEN INT NEW   313747 20 6      258        5,000 Sh             OTHER                     5,000
NEWELL RUBBERMAID INC         COM              651229 10 6      256       10,600 Sh             OTHER                    10,600
JANUS CAP GROUP INC           COM              47102X 10 5      249       14,800 Sh             OTHER                    14,800
SONIC INNOVATIONS INC         COM              83545M 10 9      182       43,725 Sh             OTHER                    43,725
NEWPARK RES INC               COM PAR $.01NEW  651718 50 4      168       32,700 Sh             OTHER                    32,700
EASYLINK SVCS CORP            CL A NEW         27784T 20 0       66       46,090 Sh             OTHER                    46,090

                                                            782,664